Equity Capital Structure, Common Shares and First ATM Program (Details)			2 Months Ended	12 Months Ended			21 Months Ended
	Oct. 17, 2019 shares	Sep. 22, 2017 shares	Sep. 09, 2019 USD ($) shares	Dec. 31, 2021 USD ($) Vote shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Jun. 21, 2021 shares
Common Shares [Abstract]
Number of votes per share | Vote				1
Gross proceeds from issuance of common shares			$ 2,600,000	$ 265,307,807	$ 39,053,325	$ 2,625,590
Net proceeds from issuance of common stock and warrants			$ 2,300,000
Minimum [Member]
Common Shares [Abstract]
Term common stock can be sold under ATM				12 months
Common Shares [Member]
Common Shares [Abstract]
Gross proceeds from issuance of common shares				$ 12,900,000
Net proceeds from issuance of common stock and warrants				$ 12,400,000
Issuance of common stock (in shares) | shares	30,000	240,000	61,811	4,654,240		61,811	0